Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Advance payments	₩ 564,196	₩ 348,753
Prepaid expenses	274,023	181,985
Firm commitment asset	11,323	23,506
Others	65,816	62,379
Other current assets	915,358	616,623
Non-current
Long-term advance payments	47,752	21,587
Long-term prepaid expenses	76,739	92,774
Others	74,116	155,699
Other non-current assets	₩ 198,607	₩ 270,060